Commitments and Contingencies - Future Minimum Lease Payments for Non-Cancellable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Leases [Abstract]
2015	$ 20.9
2016	17.7
2017	7.7
2018	6.3
2019	5.6
Thereafter	10.3
Total	$ 68.5